CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable trade, allowances	$ 2,042	$ 2,142
Treasury stock, shares	76	73
Common stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	120,000	120,000
Common stock, shares issued	37,011	36,649
Class B common stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	40,000	40,000
Common stock, shares issued	22,256	21,627